GOODWILL - Acquisitions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Balance at the beginning of the period	$ 12,887
Balance at the end of the period	12,679	$ 12,887
U.S. Natural Gas Pipelines
Goodwill
Balance at the beginning of the period	12,887	14,178
Sale of Columbia Midstream assets		(595)
Foreign exchange rate changes	(208)	(696)
Balance at the end of the period	$ 12,679	$ 12,887